SHARE CAPITAL	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 10 – SHARE CAPITAL:

a.	Ordinary shares

Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of an ordinary share is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

1)
On January 27, 2023, the Company entered into a securities purchase agreement (–the “Purchase Agreement”) with Armistice Capital, pursuant to which the Company issued to Armistice Capital (i) 256,000 ordinary shares of the Company in a registered direct offering (the " Registered Direct Offering") at a price of $50.0 per ordinary share and (ii) in a concurrent private placement unregistered warrants to purchase up to 256,000 Ordinary Shares (the "Investor Warrants"). Each of the Investor Warrants are exercisable for one ordinary share, have an exercise price of $58.5 and will become exercisable beginning six months from the date of issuance and will expire on January 27, 2028. As of December 31, 2025, the Investor Warrants have not been exercised. The sale of the ordinary shares in the Registered Direct Offering was made by means of a shelf registration statement. The offering closed on January 31, 2023. The gross proceeds from the offering were approximately $12.8 million, and the issuance costs were approximately $1.2 million.

Concurrently with the signing of the Purchase Agreement, the Company also entered into a subscription agreement (the “Subscription Agreement”) between the Company and M. Arkin Dermatology Ltd., the controlling shareholder of the Company, pursuant to which M. Arkin Dermatology Ltd. agreed to purchase 200,000 unregistered ordinary shares and unregistered warrants to purchase up to 200,000 ordinary shares (the “PIPE Warrants” and, together with the Investor Warrants, the “Warrants”) in a concurrent private placement (the  “Affiliate Private Placement"), at a price equal to the offering price of the ordinary shares in the Registered Direct Offering. The Affiliate Private Placement agreement was contingent on certain conditions and was approved by the Company’s shareholders in March 2023.  The total proceeds of $10,000 were received in April 2023.

2)
On April 1, 2025, the Company’s shareholders approved a reverse share split of all the Company’s outstanding ordinary shares at a ratio of between 2:1 and 10:1 at a special meeting of shareholders. On April 9, 2025, the Board of Directors approved a 1-for-10 reverse share split of the Company’s ordinary shares, which became effective on Friday, May 2, 2025. In conjunction with the reverse share split, pursuant to the amended articles of association, the par value of the Company’s ordinary shares was adjusted from 0.1 NIS per share to 1.0 NIS per share, and the share capital was adjusted from 50,000,000 to 5,000,000 ordinary shares. All references made to share or per share amounts in the consolidated financial statements and applicable disclosures herein are presented to reflect retroactive effect to the reverse share split.

b.	Share-based compensation:

1)	Option plan

In December 2014, the Company’s Board of Directors approved a share incentive plan (the “Plan”) and reserved a pool of 629,025 ordinary shares or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, grant options or restricted share units and other share-based awards (the “Awards”) to the Company's employees, consultants, directors and other service providers.

In March 2023, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 125,000 ordinary shares.

The Plan is designed to enable the Company to grant awards to purchase ordinary shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance, pursuant and subject to Section 3(i) of the Israeli Tax Ordinance and under Internal Revenue Code Section 422.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under the Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of the company.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method, as its historical experience for options grants as a public company is insufficient.

In December 2019, the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 912,230 ordinary shares.

As of December 31, 2025, 117,331 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees and directors

During the year ended December 31, 2025, the Company granted 14,054 options to executive officers:

i.
In February 2025, the Company’s Board of Directors approved and recommended the Company's shareholders to approve a grant of 14,054 options to the Company's executive officers to purchase ordinary shares at an exercise price of $8.96 per share. The Company's shareholders approved the grant on February 18, 2025, which is the vesting commencement date.

The options vest over a period of 4 years; one quarter of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

The fair value of options granted was $53. The underlying data used for computing the fair value of the options are as follows:

	2025	2024
Value of one ordinary share	$6.0	$8.7
Dividend yield	0%	0%
Expected volatility	69.85%	75%
Risk-free interest rate	4.48%	4.15%
Expected term	7 years	7 years

The total unrecognized compensation cost of employee options at December 31, 2025 is $70, which is expected to be recognized over a period of 3.14 years.

The following table summarizes the number of options granted to employees under the Plan for the year ended December 31, 2025, and related information:

	Year ended December 31
	2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	217,608	$65.73	2.17
Granted	14,054	$8.96	7.53
Exercised	(371)	$15.89	-
Expired	(23,546)	$66.33	-
Forfeited	(12,666)	$64.87	-
Options outstanding at the end of the year	195,079	$24.7	2.15
Options exercisable at the end of the year	167,173	$6.88	2.67

b.	Option granted to non-employees

All compensation cost of non-employees' options was fully recognized as of December 31, 2025.

The following table summarizes the number of options granted to non-employees under the Plan as of December 31, 2025, and related information (no options were granted to non-employees in 2025):

	December 31
	2025
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the end of the year	19,858	$76.98	1.83
Options exercisable at the end of the year	19,858	$76.98	1.83

The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2023	2024	2025
Research and development expenses	$701	$267	$123
General and administrative expenses	$1,158	$519	$(41)
	$1,859	$786	$82